UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  July 31, 2013

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.4%

Asia-41.3%

China-1.9%
400,000	China Overseas Land & Investment, Ltd.	$1,150,137
5,600,960	Franshion Properties China, Ltd.	1,783,791
4,527,587	Kaisa Group Holdings, Ltd. (a)	1,021,620
		3,955,548

Hong Kong-1.3%
33,002,031	CSI Properties, Ltd.	1,340,404
160,000	Wharf Holdings, Ltd.	1,377,070
		2,717,474

India-12.4%
2,290,373	Hirco PLC (b)	688,136
2,000,000	South Asian Real Estate PLC (a)(c)(d)(e)	14,938,678
7,240,153	Unitech Corporate Parks PLC	4,901,268
1,325,831	Yatra Capital, Ltd. (b)(f)	5,688,316
		26,216,398

Indonesia-1.5%
246,285,560	PT Bakrieland Development TBK (a)	1,198,178
12,765,928	PT Bumi Serpong Damai TBK	1,962,556
		3,160,734

Japan-8.8%
15,000	Daito Trust Construction Co., Ltd. (b)	1,372,689
27,458	Daiwa House Industry Co., Ltd.	505,636
707,691	Hulic Co., Ltd. (b)	8,492,870
880,000	Kenedix, Inc.	4,053,519
50,000	Mitsubishi Estate Co., Ltd. (b)	1,272,087
100,000	Nomura Real Estate Holdings, Inc. (b)	2,331,733
399	NTT Urban Development Corp.	482,500
		18,511,034

Malaysia-1.1%
3,100,591	Aseana Properties, Ltd. (a)	1,302,248
1,035,715	SP Setia BHD	1,066,365
		2,368,613

Philippines-5.3%
1,897,077	Ayala Land, Inc.	1,314,806
45,000,000	Megaworld Corp.	3,357,126
35,239,555	SM Development Corp.	6,604,881
		11,276,813

Singapore-2.2%
4,479,000	Banyan Tree Holdings, Ltd. (b)	2,449,467
1,001,420	Global Logistic Properties, Ltd.	2,237,898
		4,687,365

Thailand-6.8%
1,190,676	Amata Corp. PCL	642,889
6,000,000	Ananda Development PCL (a)	490,735
8,085,591	Central Pattana PCL	10,337,310

Shares	Security Description	Value

5,000,000	Hemaraj Land and Development PCL	$527,156
3,613,020	Minor International PCL	2,439,879
		14,437,969

	Total Asia (Cost $105,673,834)	87,331,948

Europe-33.1%

France-2.9%
154,193	Nexity SA (b)	6,098,534

Germany-4.0%
250,424	DIC Asset AG (b)	2,541,613
7,642,900	Sirius Real Estate, Ltd. (a)(b)	2,287,740
317,573	TAG Immobilien AG (b)	3,760,100
		8,589,453

Italy-0.2%
600,000	Beni Stabili SpA	389,047

Norway-0.7%
687,571	BWG Homes ASA (a)(b)	1,516,838

Poland-0.4%
3,265,000	Nanette Real Estate Group NV (a)(c)(e)	955,590

Russia-1.1%
799,367	Mirland Development Corp. PLC (a)(b)	2,237,509

Sweden-1.9%
150,877	JM AB (b)	4,016,041

Turkey-0.6%
2,471,294	Sinpas Gayrimenkul Yatirim Ortakligi AS (b)	1,340,354

United Kingdom-21.3%
536,270	Great Portland Estates PLC (b)	4,535,853
1,092,084	Londonmetric Property PLC	1,885,613
5,000,713	LXB Retail Properties PLC (b)	8,900,583
4,526,350	Quintain Estates & Development PLC (a)(b)	6,042,212
5,348,407	Regus PLC (b)	15,068,365
1,600,130	Songbird Estates PLC (b)	3,827,777
800,130	Unite Group PLC (b)	4,750,724
		45,011,127

	Total Europe (Cost $73,985,266)	70,154,493

North & South America-25.0%

Brazil-22.4%
186,551	Aliansce Shopping Centers SA	1,720,487
793,138	BHG SA-Brazil Hospitality Group	5,840,717
220,535	Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,006,841
1,601,829	Direcional Engenharia SA	9,478,901
912,132	General Shopping Brasil SA (a)	3,298,525
565,826	Iguatemi Empresa de Shopping Centers SA	5,704,516
1,085,500	JHSF Participacoes SA	2,688,353
384,849	MRV Engenharia e Participacoes SA	1,094,821
270,109	Multiplan Empreendimentos Imobiliarios SA	5,962,561
475,394	Sao Carlos Empreendimentos e Participacoes SA	7,616,390
200,000	Sonae Sierra Brasil SA	2,020,733
		47,432,845

Shares	Security Description	Value

Canada-0.0% *
133,000	Lakeview Hotel Investment Corp. (a)	$29,459

Mexico-2.0%
500,000	Concentradora Fibra Hotelera Mexicana SA de CV	993,521
171,429	Corp. Inmobiliaria Vesta SAB de CV	356,743
800,000	Hoteles City Express SAB de CV (a)	1,427,414
700,000	TF Administradora Industrial S de RL de CV	1,453,955
		4,231,633

United States-0.6%
29,520	Lennar Corp.-Class A	999,843
6,122	Realogy Holdings Corp.	275,245
		1,275,088

	Total North & South America (Cost $50,768,456)	52,969,025

	Total Common Stocks (Cost $230,427,556)	210,455,466

Equity-Linked Structured Notes-1.5%

Asia-1.5%

India-1.5%
590,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	2,358,835
724,560	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	822,213
		3,181,048

	Total Asia (Cost $3,454,397)	3,181,048

	Total Equity-Linked Structured Notes (Cost $3,454,397)	3,181,048

Investment Companies-0.7%

Asia-0.5%

India-0.5%
7,497,900	Trinity Capital PLC (a)(b)	1,055,072

	Total Asia (Cost $11,924,297)	1,055,072

Europe-0.2%

Turkey-0.2%
920,000	The Ottoman Fund, Ltd. (a)(b)	447,856

	Total Europe (Cost $1,507,548)	447,856

	Total Investment Companies (Cost $13,431,845)	1,502,928

	Total Investments (Cost $247,313,798)-101.6%	215,139,442
	Liabilities in Excess of Other Assets-(1.6)%	(3,396,539)

	TOTAL NET ASSETS 100.0%	$211,742,903

Percentages are stated as a percent of net assets.
* Less than 0.05% of Net Assets.
(a) Non-income producing security.
(b) All or a portion of the security is available to serve as collateral on the line of credit.
(c) Illiquid security.
(d) Private placement.
(e) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 7.5% of the Fund’s net assets.
(f) Affiliated issuer.
AB-Aktiebolag is the Swedish equivalent of a corporation.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS-Anonim Sirketi is the Turkish term for joint stock company.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
BHD-Malaysian equivalent to incorporated.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PLC-Public Limited Company
S de RL de CV-Socieded de Responsabilidad Limitada de Capital Variable is the Spanish equivalent to Limited Liability Company.
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-102.8%

Apartments-16.9%
31,445	Associated Estates Realty Corp.	$480,480
25,625	AvalonBay Communities, Inc.	3,468,087
34,900	BRE Properties, Inc.	1,851,794
10,000	Camden Property Trust	705,400
68,360	Equity Residential (a)	3,828,160
23,665	Essex Property Trust, Inc. (a)	3,816,928
45,200	Home Properties, Inc. (a)	2,884,212
31,400	UDR, Inc.	786,256
		17,821,317

Diversified-5.8%
26,114	American Assets Trust, Inc.	846,094
88,700	Crombie Real Estate Investment Trust	1,161,537
48,617	Vornado Realty Trust (a)	4,123,208
		6,130,839

Health Care-15.2%
78,772	HCP, Inc.	3,455,728
56,903	Health Care REIT, Inc.	3,669,674
60,047	Omega Healthcare Investors, Inc.	1,911,296
51,340	Sabra Health Care REIT, Inc.	1,347,162
34,333	Senior Housing Properties Trust	863,475
72,212	Ventas, Inc. (a)	4,747,217
		15,994,552

Infrastructure-1.2%
18,500	American Tower Corp.	1,309,615

Lodging-4.3%
37,842	Chatham Lodging Trust	660,721
39,658	Chesapeake Lodging Trust	908,565
70,000	DiamondRock Hospitality Co.	679,000
85,000	Host Hotels & Resorts, Inc.	1,518,100
12,000	LaSalle Hotel Properties (a)	323,280
15,000	Pebblebrook Hotel Trust	399,750
		4,489,416

Manufactured Homes-1.1%
28,900	Equity Lifestyle Properties, Inc.	1,112,361

Mortgage & Finance-2.4%
79,232	Apollo Commercial Real Estate Finance, Inc.	1,270,089
50,000	Starwood Property Trust, Inc.	1,270,000
		2,540,089

Net Lease-0.8%
17,012	EPR Properties	857,065

Office-Industrial Buildings-30.2%
51,528	Alexandria Real Estate Equities, Inc. (a)	3,529,668
58,611	Boston Properties, Inc.	6,268,446
37,671	Coresite Realty Corp.	1,279,307
18,153	Corporate Office Properties Trust (a)	462,538
55,100	Digital Realty Trust, Inc.	3,046,479
64,509	Douglas Emmett, Inc.	1,613,370

Shares	Security Description	Value

40,352	DuPont Fabros Technology, Inc.	$924,464
54,473	Kilroy Realty Corp. (a)	2,851,117
29,208	Liberty Property Trust	1,116,038
23,508	Mack-Cali Realty Corp.	565,603
10	MPG Office Trust, Inc. (b)	31
104,700	ProLogis, Inc.	4,016,292
50,551	SL Green Realty Corp. (a)	4,582,448
54,537	STAG Industrial, Inc.	1,130,552
27,528	Terreno Realty Corp.	504,864
		31,891,217

Retail Centers-20.3%
148,191	CBL & Associates Properties, Inc.	3,374,309
12,100	Federal Realty Investment Trust (a)	1,274,493
76,000	General Growth Properties, Inc.	1,576,240
50,000	Kimco Realty Corp.	1,127,500
57,295	Simon Property Group, Inc. (a)	9,170,638
24,706	Taubman Centers, Inc. (a)	1,808,973
50,428	The Macerich Co. (a)	3,129,057
		21,461,210

Storage-4.6%
30,765	Public Storage (a)	4,898,403

	Total Real Estate Investment Trusts (Cost $69,534,245)	108,506,084

Common Stocks-2.8%

Diversified-0.4%
37,087	Cousins Properties, Inc.	380,142

Lodging-1.2%
20,000	Starwood Hotels & Resorts Worldwide, Inc. (a)	1,323,000

Mortgage-0.3%
35,000	CYS Investments, Inc.	290,500

Office-Industrial Buildings-0.5%
40,000	Rexford Industrial Realty, Inc. (b)	561,200

Retail-0.4%
23,475	DDR Corp.	400,953

	Total Common Stocks (Cost $2,610,369)	2,955,795

Preferred Stocks-2.7%

Diversified-0.5%
20,000	Winthrop Realty Trust-Series D, 9.250%	540,400

Lodging-0.1%
5,475	LaSalle Hotel Properties-Series G, 7.250%	137,395

Mortgage & Finance-0.6%
25,200	NorthStar Realty Finance Corp.-Series B, 8.250%	628,740

Net Lease-0.3%
10,432	CapLease, Inc.-Series A, 8.125%	262,052

Retail Centers-1.2%
50,190	CBL & Associates Properties, Inc.-Series D, 7.375%	1,259,267

	Total Preferred Stocks (Cost $2,201,300)	2,827,854

Shares	Security Description	Value

	Total Investments (Cost $74,345,914)-108.3%	$114,289,733
	Liabilities in Excess of Other Assets-(8.3)%	(8,762,097)

	TOTAL NET ASSETS 100.0%	$105,527,636

Percentages are stated as a percent of net assets.
(a) All or a portion of the security is available to serve as collateral on the line of credit.
(b) Non-income producing security.
REIT-Real Estate Investment Trust

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-101.8%

Asia-30.1%

China-1.6%
150,000	China Overseas Land & Investment, Ltd.	$431,301
1,000,000	Franshion Properties China, Ltd.	318,480
897,931	Kaisa Group Holdings, Ltd. (a)	202,612
		952,393

Hong Kong-1.9%

6,967,005	CSI Properties, Ltd.	282,971
60,000	Hongkong Land Holdings, Ltd.	406,200
50,000	Wharf Holdings, Ltd.	430,334
		1,119,505

India-1.1%
389,105	Ascendas India Trust	218,917
620,000	Unitech Corporate Parks PLC	419,713
		638,630

Indonesia-1.0%
33,380,487	PT Bakrieland Development TBK (a)	162,396
3,500,000	PT Ciputra Development TBK	391,632
		554,028

Japan-12.0%
2,500	Daito Trust Construction Co., Ltd.	228,782
10,983	Daiwa House Industry Co., Ltd.	202,251
280,000	Hulic Co., Ltd.	3,360,229
270,000	Kenedix, Inc.	1,243,693
20,000	Mitsubishi Estate Co., Ltd.	508,835
28	Nippon Prologis REIT, Inc.	243,080
16,000	Nomura Real Estate Holdings, Inc.	373,077
199	NTT Urban Development Corp.	240,645
100,000	TOC Co., Ltd.	706,771
		7,107,363

Malaysia-0.5%
285,714	SP Setia BHD	294,169

Philippines-3.1%
496,539	Ayala Land, Inc.	344,136
10,000,000	Megaworld Corp.	746,028
1,401,363	Robinsons Land Corp.	735,692
		1,825,856

Singapore-1.3%
350,000	Global Logistic Properties, Ltd.	782,154

Thailand-7.6%
158,756	Amata Corp. PCL	85,718
3,000,000	Ananda Development PCL (a)	245,367
680,000	Central Pattana PCL	934,185
3,000,000	Hemaraj Land and Development PCL	316,294
2,200,000	LPN Development PCL-NVDR	1,497,125
500,000	Minor International PCL	367,412
1,444,879	Supalai PCL	693,291

Shares	Security Description	Value

593,792	Ticon Industrial Connection PCL	$362,110
		4,501,502

	Total Asia (Cost $12,783,635)	17,775,600

Europe-18.1%

France-2.0%
67,000	Affine SA	1,181,909

Germany-6.1%
39,904	DIC Asset AG	404,995
121,000	Patrizia Immobilien AG (a)	1,328,183
159,090	TAG Immobilien AG	1,883,644
		3,616,822

Italy-0.4%
400,000	Beni Stabili SpA	259,365

Norway-0.1%
38,166	BWG Homes ASA (a)	84,197

Poland-0.4%
40,000	Atrium European Real Estate, Ltd.	224,563

Russia-1.4%
759,927	Raven Russia, Ltd.	815,008

Turkey-0.9%
1,000,000	Sinpas Gayrimenkul Yatirim Ortakligi AS	542,369

United Kingdom-6.8%
778,923	LXB Retail Properties PLC	1,386,376
905,853	Quintain Estates & Development PLC (a)	1,209,221
341,253	Songbird Estates PLC	816,334
100,014	Unite Group PLC	593,827
		4,005,758

	Total Europe (Cost $8,559,139)	10,729,991

North & South America-53.6%

Brazil-17.2%
21,684	Aliansce Shopping Centers SA	199,983
98,241	BHG SA-Brazil Hospitality Group	723,453
84,796	BR Malls Participacoes SA	751,562
150,538	BR Properties SA	1,247,142
15,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR (b)(c)	551,834
216,912	Direcional Engenharia SA	1,283,587
650,000	Gafisa SA	786,376
40,000	General Shopping Brasil SA (a)	144,651
136,284	Iguatemi Empresa de Shopping Centers SA	1,373,981
150,000	JHSF Participacoes SA	371,491
81,805	MRV Engenharia e Participacoes SA	232,719
66,828	Multiplan Empreendimentos Imobiliarios SA	1,475,205
100,000	Sonae Sierra Brasil SA	1,010,367
		10,152,351

Canada-1.7%
49,146	Brookfield Residential Properties, Inc. (c)	1,015,848

Mexico-2.9%
300,000	Concentradora Fibra Hotelera Mexicana SA de CV	596,113
73,469	Corp. Inmobiliaria Vesta SAB de CV	152,888

Shares	Security Description	Value

200,000	Hoteles City Express SAB de CV (a)	$356,854
300,000	TF Administradora Industrial S de RL de CV	623,123
		1,728,978

United States-31.8%
1,000	Altisource Asset Management Corp. (a)	336,000
10,000	Altisource Portfolio Solutions SA (a)(c)	1,233,100
86,667	Altisource Residential Corp. (a)	1,661,406
22,493	American Capital Agency Corp. (c)	506,767
25,000	American Capital Mortgage Investment Corp. (c)	489,500
19,852	Apollo Commercial Real Estate Finance, Inc. (c)	318,228
62,581	Cousins Properties, Inc. (c)	641,455
20,000	DR Horton, Inc. (c)	402,000
15,000	Lennar Corp.-Class A (c)	508,050
15,000	Meritage Homes Corp. (c)	678,900
90,000	New Residential Investment Corp. (c)	596,700
90,000	Newcastle Investment Corp. (c)	522,000
60,771	Ocwen Financial Corp. (c)	2,893,915
6,831	ProLogis, Inc.	262,037
3,061	Realogy Holdings Corp.	137,623
50,000	Ryland Group, Inc. (c)	2,022,000
1,923	Simon Property Group, Inc. (c)	307,795
62,445	Starwood Property Trust, Inc. (c)	1,586,103
5,000	The Howard Hughes Corp. (c)	546,050
48,200	TravelCenters of America LLC (a)	543,696
87,912	Two Harbors Investment Corp. (c)	881,757
10,440	Vornado Realty Trust (c)	885,417
40,000	WCI Communities, Inc. (a)(c)	678,000
10,000	Western Asset Mortgage Capital Corp. (c)	167,900
		18,806,399

	Total North & South America (Cost $28,261,429)	31,703,576

	Total Common Stocks (Cost $49,604,203)	60,209,167

Real Estate Investment Trusts-2.5%

North & South America-2.5%

United States-2.5%
3,000	AvalonBay Communities, Inc. (c)	406,020
5,000	Camden Property Trust	352,700
10,000	Taubman Centers, Inc. (c)	732,200
		1,490,920

	Total North & South America (Cost $1,605,335)	1,490,920

	Total Real Estate Investment Trusts (Cost $1,605,335)	1,490,920

Equity-Linked Structured Notes-1.1%

Asia-1.1%

India-1.1%
362,280	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	411,106
50,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd.	237,645
		648,751

	Total Asia (Cost $882,376)	648,751

	Total Equity-Linked Structured Notes (Cost $882,376)	648,751

Shares	Security Description	Value

	Total Investments (Cost $52,091,914)-105.4%	$62,348,838
	Liabilities in Excess of Other Assets-(5.4)%	(3,221,960)

	TOTAL NET ASSETS 100.0%	$59,126,878

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.9% of the Fund’s net assets.

(c) All or a portion of the security is available to serve as collateral on the line of credit.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS-Anonim Sirketi is the Turkish term for joint stock company.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

BHD-Malaysian equivalent to incorporated.

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PLC-Public Limited Company

REIT-Real Estate Investment Trust

S de RL de CV-Socieded de Responsabilidad Limitada de Capital Variable is the Spanish equivalent to Limited Liability Company.

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.6%

Asia-71.4%

China-28.1%
60,000	CapitaRetail China Trust	$72,235
130,000	China Overseas Grand Oceans Group, Ltd.	154,379
100,000	China Overseas Land & Investment, Ltd.	287,534
137,500	China Resources Land, Ltd.	377,630
93,857	China State Construction International Holdings, Ltd.	150,063
180,000	China Vanke Co., Ltd.-Class B	327,247
280,000	Country Garden Holdings Co., Ltd.	158,131
30,500	Greentown China Holdings, Ltd.	60,799
250,000	Franshion Properties China, Ltd.	79,620
150,000	Kaisa Group Holdings, Ltd. (a)	33,847
40,000	KWG Property Holding, Ltd.	22,951
170,000	Shimao Property Holdings, Ltd.	358,167
150,000	SPG Land Holdings, Ltd. (a)	139,254
100,000	Sunac China Holdings, Ltd.	72,464
200,000	Yuexiu Property Co., Ltd.	50,286
		2,344,607

Hong Kong-2.4%
7,000	Cheung Kong Holdings, Ltd.	98,290
493,401	CSI Properties, Ltd.	20,040
9,000	Wharf Holdings, Ltd.	77,460
		195,790

India-0.2%
26,000	Unitech Corporate Parks PLC (b)	17,601

Indonesia-6.5%
600,000	PT Alam Sutera Realty TBK (b)	40,866
682,000	PT Bekasi Fajar Industrial Estate TBK (a)	40,479
499,659	PT Bumi Serpong Damai TBK	76,814
1,100,000	PT Ciputra Development TBK	123,084
2,250,000	PT Pakuwon Jati TBK	83,191
1,100,000	PT Summarecon Agung TBK	107,030
800,000	PT Surya Semesta Internusa TBK	73,170
		544,634

Japan-1.8%
3,294	Daiwa House Industry Co., Ltd.	60,659
10	Japan Logistics Fund, Inc.	88,857
		149,516

Malaysia-1.7%
60,000	Glomac BHD	22,195
57,142	SP Setia BHD	58,833
45,000	Tebrau Teguh BHD (a)	18,311
50,000	UEM Sunrise BHD	41,307
		140,646

Philippines-13.5%
478,307	Ayala Land, Inc.	331,500
1,400,000	Megaworld Corp.	104,444
220,000	Robinsons Land Corp.	115,496
500,000	SM Development Corp.	93,714

Shares	Security Description	Value

826,250	SM Prime Holdings, Inc.	$334,457
1,100,000	Vista Land & Lifescapes, Inc.	145,637
		1,125,248

Singapore-2.1%
30,000	CapitaLand, Ltd.	76,248
45,000	Global Logistic Properties, Ltd.	100,563
		176,811

Thailand-12.4%
130,000	Amata Corp. PCL	70,192
1,600,000	Ananda Development PCL (a)	130,863
440,000	AP Thailand PCL	82,236
120,000	Central Pattana PCL	164,856
500,000	Hemaraj Land and Development PCL	52,716
100,000	Land and Houses PCL	32,268
160,000	LPN Development PCL-NVDR	108,882
120,000	Major Cineplex Group PCL	80,895
180,000	Minor International PCL	132,268
140,000	Pruksa Real Estate PCL	84,089
140,125	Ticon Industrial Connection PCL	89,089
		1,028,354

United Arab Emirates-2.7%
140,000	Emaar Properties PJSC	227,552

	Total Asia (Cost $5,965,082)	5,950,759

Europe-1.2%

Russia-0.7%
55,178	Raven Russia, Ltd. (b)	59,177

Turkey-0.5%
80,000	Sinpas Gayrimenkul Yatirim Ortakligi AS	43,390

	Total Europe (Cost $106,351)	102,567

Middle East/Africa-0.3%

Egypt-0.3%
30,000	Talaat Moustafa Group (a)	20,272

	Total Middle East/Africa (Cost $19,937)	20,272

North & South America-18.7%

Argentina-0.3%
3,100	TGLT SA-ADR (c)	24,079

Brazil-11.8%
5,962	BHG SA-Brazil Hospitality Group	43,905
27,549	BR Malls Participacoes SA (b)	244,172
27,056	BR Properties SA	224,147
13,624	Direcional Engenharia SA	80,621
5,000	Ez Tec Empreendimentos e Participacoes SA	60,249
28,838	General Shopping Brasil SA (a)	104,286
19,300	Helbor Empreendimentos SA	71,909
5,000	Iguatemi Empresa de Shopping Centers SA	50,409
4,342	Multiplan Empreendimentos Imobiliarios SA	95,848
494	Sao Carlos Empreendimentos e Participacoes SA	7,914
		983,460

Mexico-6.6%
70,000	Concentradora Fibra Hotelera Mexicana SA de CV	139,093

Shares	Security Description	Value

62,244	Corp. Inmobiliaria Vesta SAB de CV	$129,529
40,000	Fibra Uno Administracion SA de CV	127,772
75,000	TF Administradora Industrial S de RL de CV	155,781
		552,175

	Total North & South America (Cost $1,810,027)	1,559,714

	Total Common Stocks (Cost $7,901,397)	7,633,312

Preferred Stocks-1.1%

Europe-1.1%

Russia-1.1%
40,000	Raven Russia, Ltd., 12.000% (b)	87,320

	Total Europe (Cost $86,213)	87,320

	Total Preferred Stocks (Cost $86,213)	87,320

Equity-Linked Structured Notes-4.1%

Asia-4.1%

China-0.9%
50,000	China Vanke Co., Ltd.-Class A-Citigroup Global Markets, Inc.	77,665

India-2.7%
11,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	45,217
3,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	11,994
18,500	Prestige Estates Projects, Ltd.-Macqarie Bank, Ltd.	39,416
78,070	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	88,592
8,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd.	38,023
		223,242

Vietnam-0.5%
43,125	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)(c)	41,810

	Total Asia (Cost $451,937)	342,717

	Total Equity-Linked Structured Notes (Cost $451,937)	342,717

Principal Amount

Convertible Bonds-0.1%

North & South America-0.1%

Brazil-0.1%
$80,000	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (d)	10,695

	Total Brazil (Cost $28,699)	10,695

	Total Convertible Bonds (Cost $28,699)	10,695

Shares

Warrants-1.0%

Asia-1.0%

Malaysia-1.0%
180,000	IJM Land BHD (a)
	Expiration: September, 2013
	Exercise Price: MYR 1.35 (a)	79,901

	Total Asia (Cost $72,358)	79,901

	Total Warrants (Cost $72,358)	79,901

Shares	Security Description	Value

	Total Investments (Cost $8,540,604)-97.9%	$8,153,945
	Other Assets in Excess of Liabilities-2.1%	177,048

	TOTAL NET ASSETS 100.0%	$8,330,993

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is available to serve as collateral on the line of credit.

(c) Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of July 31, 2013, these securities amounted to a total value of $65,889 which comprised 0.8% of the Fund’s net assets.

(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

ADR-American Depositary Receipt

AS-Anonim Sirketi is the Turkish term for joint stock company.

BHD-Malaysian equivalent to incorporated.

GDR-Global Depositary Receipt

JSC-Joint Stock Company

MYR-Malaysian Ringgit

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

S de RL de CV-Socieded de Responsabilidad Limitada de Capital Variable is the Spanish equivalent to Limited Liability Company.

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-90.5%

Asia-16.0%

China-10.4%
1,450,000	Anhui Expressway Co.-Class H	$652,496
3,700,000	Beijing Enterprises Water Group, Ltd.	1,498,014
950,000	China Everbright International, Ltd.	866,019
115,000	China Mobile, Ltd.	1,221,827
1,650,000	China Railway Construction Corp., Ltd.-Class H	1,676,466
806,972	China State Construction International Holdings, Ltd.	1,290,223
1,179,000	COSCO Pacific, Ltd.	1,653,969
3,000,000	Guangshen Railway Co., Ltd.-Class H	1,330,652
5,291,000	Tianjin Port Development Holdings, Ltd.	695,861
1,500,000	Yuexiu Transport Infrastructure, Ltd.	767,832
1,100,000	Zhejiang Expressway Co., Ltd.-Class H	927,588
		12,580,947

Indonesia-1.3%
63,500,000	PT Bakrieland Development TBK (a)	308,927
2,300,000	PT Jasa Marga TBK	1,197,276
		1,506,203

Japan-2.3%
16,000	East Japan Railway Co.	1,289,347
29,000	Japan Airlines Co., Ltd. (b)	1,540,190
		2,829,537

Philippines-1.5%
400,000	International Container Terminal Services, Inc.	844,578
1,235,000	Manila Water Co., Inc.	925,610
		1,770,188

Thailand-0.5%
1,800,000	BTS Rail Mass Transit Growth Infrastructure Fund (a)	609,585

	Total Asia (Cost $17,283,565)	19,296,460

Europe-27.5%

Austria-0.5%
14,500	Kapsch TrafficCom AG	617,475

France-7.3%
13,500	Aeroports de Paris	1,394,572
62,000	Eutelsat Communications SA	1,733,353
102,000	Suez Environnement Co.	1,445,838
120,000	Veolia Environnement SA	1,609,989
49,000	Vinci SA	2,645,946
		8,829,698

Germany-6.8%
22,000	Fraport AG Frankfurt Airport Services Worldwide	1,426,068
67,500	Hamburger Hafen und Logistik AG	1,616,375
24,000	HeidelbergCement AG	1,843,546
22,000	Hochtief AG	1,676,454
14,500	Kabel Deutschland Holding AG	1,635,412
		8,197,855

Shares	Security Description	Value

Italy-2.2%
75,000	Atlantia SpA	$1,422,809
275,000	Snam Rete Gas SpA	1,298,022
		2,720,831

Netherlands-3.0%
34,000	Koninklijke Vopak NV	1,958,089
42,000	Ziggo NV	1,668,418
		3,626,507

Spain-1.4%
90,000	Abertis Infraestructuras SA	1,670,853

Turkey-1.2%
225,000	TAV Havalimanlari Holding AS	1,412,098

United Kingdom-5.1%
205,000	Centrica PLC	1,219,358
140,000	Ferrovial SA	2,383,987
20,000	National Grid PLC-ADR	1,191,800
45,000	Vodafone Group PLC-ADR	1,347,750
		6,142,895

	Total Europe (Cost $29,871,121)	33,218,212

North & South America-47.0%

Brazil-9.3%
455,000	All America Latina Logistica SA	1,759,090
220,000	CCR SA	1,726,171
155,000	Cia de Saneamento Basico do Estado de Sao Paulo-ADR (b)	1,596,500
245,000	EcoRodovias Infraestrutura e Logistica SA	1,723,650
192,500	EDP - Energias do Brasil SA	996,526
94,999	Equatorial Energia SA	776,199
115,000	Mills Estruturas e Servicos de Engenharia SA	1,436,649
120,000	Tegma Gestao Logistica SA	1,167,730
		11,182,515

Canada-3.4%
16,500	Canadian Pacific Railway, Ltd.	2,027,520
46,000	Enbridge, Inc.	2,040,911
		4,068,431

Chile-0.5%
420,000	E.CL SA	649,801

Colombia-1.4%
20,500	Millicom International Cellular SA-SDR	1,637,006

Mexico-2.6%
215,000	Empresas ICA SAB de CV-ADR (a)(b)	1,808,150
150,000	Infraestructura Energetica Nova SAB de CV (a)	593,059
290,000	OHL Mexico SAB de CV (a)	764,918
		3,166,127

United States-29.8%
25,000	AECOM Technology Corp. (a)	847,500
28,500	American Tower Corp.	2,017,515
36,000	American Water Works Co., Inc. (b)	1,536,480
37,000	AT&T, Inc. (b)	1,304,990
24,500	Atmos Energy Corp.	1,083,880

Shares	Security Description	Value

72,000	Calpine Corp. (a)(b)	$1,440,720
70,000	Cisco Systems, Inc. (b)	1,788,500
42,000	CMS Energy Corp.	1,175,580
37,000	Comcast Corp.-Class A (b)	1,667,960
67,000	Corrections Corp. of America	2,214,350
39,000	DISH Network Corp.-Class A	1,741,350
16,500	ITC Holdings Corp. (b)	1,514,205
35,000	Itron, Inc. (a)(b)	1,509,200
53,000	MasTec, Inc. (a)(b)	1,749,000
26,500	Northeast Utilities (b)	1,176,865
97,500	Progressive Waste Solutions, Ltd. (b)	2,343,900
20,000	SemGroup Corp.-Class A	1,128,800
45,000	The Geo Group, Inc. (b)	1,562,400
53,000	The Williams Cos., Inc.	1,811,010
107,500	TravelCenters of America LLC (a)(b)	1,212,600
17,500	UGI Corp.	734,825
12,500	Union Pacific Corp. (b)	1,982,375
39,000	World Fuel Services Corp. (b)	1,510,860
32,000	Xcel Energy, Inc.	958,400
		36,013,265

	Total North & South America (Cost $51,834,746)	56,717,145

	Total Common Stocks (Cost $98,989,432)	109,231,817

Equity-Linked Structured Notes-1.6%

Asia-1.6%

India-1.6%
530,000	Adani Ports and Special Economic Zone -Macquarie Bank, Ltd.	1,089,548
510,000	Power Grid Corp. of India, Ltd.-Macquarie Bank, Ltd.	832,456
		1,922,004

	Total Asia (Cost $2,380,086)	1,922,004

	Total Equity-Linked Structured Notes (Cost $2,380,086)	1,922,004

Principal Amount

Short-Term Investments-7.5%
$9,053,000	State Street Eurodollar Time Deposit, 0.01%	9,053,000

	Total Short-Term Investments (Cost $9,053,000)	9,053,000

	Total Investments (Cost $110,422,518)-99.6%	120,206,821
	Other Assets in Excess of Liabilities-0.4%	429,559

	TOTAL NET ASSETS 100.0%	$120,636,380

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) All or a portion of the security is available to serve as collateral on the line of credit.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SDR-Swedish Depositary Receipt
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-98.0%

Asia-19.6%

China-9.5%
450	Baidu, Inc.-ADR (a)	$59,539
32,000	Daphne International Holdings, Ltd.	22,900
20,000	Dongfeng Motor Group Co., Ltd.	26,768
14,000	Golden Eagle Retail Group, Ltd.	20,579
48,000	Springland International Holdings, Ltd.	24,756
1,500	Tencent Holdings, Ltd.	68,041
22,000	Want Want China Holdings, Ltd.	29,728
		252,311

Hong Kong-2.1%
108,000	Future Bright Holdings, Ltd.	29,382
400,000	REXLot Holdings, Ltd.	25,788
		55,170

Indonesia-2.8%
100,000	PT Erajaya Swasembada TBK (a)	16,930
27,500	PT Indofood CBP Sukses Makmur TBK	29,969
50,000	PT Mitra Adiperkasa TBK	28,217
		75,116

Japan-2.6%
3,000	Nissan Motor Co., Ltd.	31,467
1,000	Seven & I Holdings Co., Ltd.	37,790
		69,257

Philippines-1.2%
80,000	SM Prime Holdings, Inc.	32,383

South Korea-1.4%
625	Kia Motors Corp.	35,439

	Total Asia (Cost $496,188)	519,676

Europe-25.5%

Belgium-2.9%
800	Anheuser-Busch InBev NV-ADR	76,568

France-2.8%
16	Groupe FNAC SA (a)	360
130	Kering	29,764
1,500	SES SA	44,101
		74,225

Germany-6.1%
450	Adidas AG	50,168
360	Bayerische Motoren Werke AG	35,244
675	Kabel Deutschland Holding AG	76,131
		161,543

Italy-1.5%
1,500	Yoox SpA (a)	39,372

Shares	Security Description	Value

Netherlands-3.2%
225	Heineken NV	$15,804
1,000	Unilever NV	40,230
900	Yandex NV-Class A (a)	29,250
		85,284

Russia-1.0%
1,525	X5 Retail Group NV-GDR (a)(b)	25,330

Spain-0.7%
150	Inditex SA	19,995

Sweden-0.8%
3,500	Fingerprint Cards AB (a)	22,015

Switzerland-5.1%
300	Dufry Group (a)	39,192
900	Nestle SA	60,976
60	The Swatch Group AG	35,658
		135,826

United Kingdom-1.4%
22,000	Debenhams PLC	36,279

	Total Europe (Cost $499,162)	676,437

North & South America-52.9%

Brazil-6.1%
7,500	Anhanguera Educacional Participacoes SA	45,466
2,200	BR Malls Participacoes SA	19,499
575	Cia Brasileira de Distribuicao Grupo Pao de Acucar	25,651
3,600	Hypermarcas SA	26,053
2,400	International Meal Co. Holdings SA (a)	18,915
1,900	Multiplus SA	25,710
		161,294

Mexico-2.1%
9,000	Grupo Comercial Chedraui SA de CV	29,186
1,000	Grupo Televisa SA-ADR	27,100
		56,286

United States-44.7%
775	Abercrombie & Fitch Co.-Class A	38,649
175	Amazon.com, Inc. (a)	52,713
150	Apple, Inc.	67,875
750	Carnival Corp.	27,773
1,001	CBS Corp.-Class B	52,893
1,000	Coach, Inc.	53,130
600	Colgate-Palmolive Co.	35,922
1,750	Comcast Corp.-Class A	78,890
900	Dick’s Sporting Goods, Inc.	46,269
1,400	Francesca’s Holdings Corp. (a)	34,804
75	Google, Inc.-Class A (a)	66,570
825	Guess?, Inc.	27,786
425	Lumber Liquidators Holdings, Inc. (a)	41,149
500	McDonald’s Corp.	49,040
300	MercadoLibre, Inc.	35,229
870	Michael Kors Holdings, Ltd. (a)	58,586
600	NIKE, Inc.-Class B	37,752
675	PepsiCo, Inc.	56,389
550	Target Corp.	39,188

Shares	Security Description	Value

450	The Procter & Gamble Co.	$36,135
500	Ulta Salon Cosmetics & Fragrance, Inc. (a)	50,450
330	VF Corp.	65,010
350	Visa, Inc.-Class A	61,953
725	Yum! Brands, Inc.	52,867
4,400	Zagg, Inc. (a)	19,932
		1,186,954

	Total North & South America (Cost $1,109,400)	1,404,534

	Total Common Stocks (Cost $2,104,750)	2,600,647

Rights-0.0% *

Europe-0.0% *

France-0.0% *
2	Groupe FNAC SA (a)
	Expiration: May, 2015
	Exercise Price: MYR 0.00	6

	Total Rights (Cost $0)	6

	Total Investments (Cost $2,104,750)-98.0%	2,600,653
	Other Assets in Excess of Liabilities-2.0%	54,096

	TOTAL NET ASSETS 100.0%	$2,654,749

Percentages are stated as a percent of net assets.

* Less than 0.05% of Net Assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.0% of the Fund’s net assets.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

GDR-Global Depositary Receipt

MYR-Malaysian Ringgit

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

1.	ORGANIZATION:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund, and Alpine Global Consumer Growth Fund are six separate funds of the Equity Trust (individually referred to as a “Fund” and collectively, “the Funds”). The Alpine International Real Estate Equity Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund and Alpine Global Consumer Growth Fund are diversified funds. The Alpine Realty Income & Growth Fund is a non-diversified fund. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees (the “Board”). In computing the Funds’ net asset values, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ net asset values are not calculated. If the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

As of July 31, 2013, the International Real Estate Equity Fund held securities that are fair valued, which comprised 7.5%, of the Fund’s net assets.

Fair Value Measurement: The Funds’ have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 —	quoted prices in active markets for identical investments.

•	Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

	Valuation Inputs
International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$57,955,301	$14,437,969	$14,938,678	$87,331,948
Europe	69,198,903	-	955,590	70,154,493
North & South America	52,969,025	-	-	52,969,025
Equity-Linked Structured Notes	-	3,181,048	-	3,181,048
Investment Companies	1,502,928	-	-	1,502,928
Total	$181,626,157	$17,619,017	$15,894,268	$215,139,442

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	$-	$(20,252)	$-	$(20,252)
Total	$-	$(20,252)	$-	$(20,252)

	Valuation Inputs
Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Trusts	$108,506,084	$-	$-	$108,506,084
Common Stocks	2,955,795	-	-	2,955,795
Preferred Stocks	2,827,854	-	-	2,827,854
Total	$114,289,733	$-	$-	$114,289,733

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

	Valuation Inputs
Cyclical Advantage Property Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$13,274,098	$4,501,502	$-	$17,775,600
Europe	10,729,991	-	-	10,729,991
North & South America	31,151,742	551,834	-	31,703,576
Real Estate Investment Trusts	1,490,920	-	-	1,490,920
Equity-Linked Structured Notes	-	648,751	-	648,751
Total	$56,646,751	$5,702,087	$-	$62,348,838

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	$-	$(7,461)	$-	$(7,461)
Total	$-	$(7,461)	$-	$(7,461)

	Valuation Inputs
Emerging Markets Real Estate Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$4,922,405	$1,028,354	$-	$5,950,759
Europe	102,567	-	-	102,567
Middle East/Africa	20,272	-	-	20,272
North & South America	1,535,635	24,079	-	1,559,714
Preferred Stocks	87,320	-	-	87,320
Equity-Linked Structured Notes	-	342,717	-	342,717
Convertible Bonds	-	10,695	-	10,695
Warrants	-	79,901	-	79,901
Total	$6,668,199	$1,485,746	$-	$8,153,945

	Valuation Inputs
Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$17,759,287	$1,537,173	$-	$19,296,460
Europe	33,218,212	-	-	33,218,212
North & South America	56,717,145	-	-	56,717,145
Equity-Linked Structured Notes	-	1,922,004	-	1,922,004
Short-Term Investments	-	9,053,000	-	9,053,000
Total	$107,694,644	$12,512,177	$-	$120,206,821

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$-	$118,626	$-	$118,626
Liabilities
Forward Currency Contracts	-	(86,792)	-	(86,792)
Total	$-	$31,834	$-	$31,834

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

	Valuation Inputs
Global Consumer Growth Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$519,676	$-	$-	$519,676
Europe	651,107	25,330	-	676,437
North & South America	1,404,534	-	-	1,404,534
Rights	6	-	-	6
Total	$2,575,323	$25,330	$-	$2,600,653

* For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International
Real Estate
Equity Fund
Balance as of October 31, 2012	$16,621,460
Realized gain (loss)	-
Change in unrealized depreciation	(727,192)
Purchases	-
Sales	-
Transfers in to Level 3*	-
Transfers out of Level 3*	-
Balance as of July 31, 2013	$15,894,268
Change in net unrealized depreciation on Level 3 holdings held at period end	$(727,192)

* The Funds recognize transfers at the beginning of the year.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of July 31, 2013:

International Real Estate Equity Fund

Asset	Fair Value at 7/31/13	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stocks	$14,938,678*	Average of terminal value and price to book value	Liquidity Discount	15%	15%	Fair Value would Decrease

			Adjusted Weighted Average Cost of Capital	13%	13%	Fair Value would Decrease

			Terminal Value Discount	21%	21%	Fair Value would Decrease

Common Stocks	$955,590*	Adjusted Book Value	Discount to NAV	50%	50%	Fair Value would Decrease

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

* Represents a single security, as of July 31, 2013. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stocks and real estate investment trusts are liquidity discounts, market risk and private quotes. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for Federal income tax purposes at July 31, 2013 was as follows*:

International Real Estate Equity Fund
Cost of investments	$247,313,798
Gross unrealized appreciation	56,283,922
Gross unrealized depreciation	(88,458,278)
Net unrealized depreciation	$(32,174,356)

Realty Income & Growth Fund
Cost of investments	$74,345,914
Gross unrealized appreciation	40,535,070
Gross unrealized depreciation	(591,251)
Net unrealized appreciation	$39,943,819

Cyclical Advantage Property Fund
Cost of investments	$52,091,914
Gross unrealized appreciation	15,010,496
Gross unrealized depreciation	(4,753,572)
Net unrealized appreciation	$10,256,924

Emerging Markets Real Estate Fund
Cost of investments	$8,540,604
Gross unrealized appreciation	406,982
Gross unrealized depreciation	(793,641)
Net unrealized depreciation	$(386,659)

Global Infrastructure Fund
Cost of investments	$110,422,518
Gross unrealized appreciation	14,194,752
Gross unrealized depreciation	(4,410,449)
Net unrealized appreciation	$9,784,303

Global Consumer Growth Fund
Cost of investments	$2,104,750
Gross unrealized appreciation	651,529
Gross unrealized depreciation	(155,626)
Net unrealized appreciation	$495,903

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Distributions to Shareholders: Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax- basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Foreign Currency Translation Transactions: The International Real Estate Equity Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund, Global Infrastructure Fund, and Global Consumer Growth Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant gains and losses recorded in the Statements of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity-Linked Structured Notes: The Fund may invest in equity linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. International Real Estate Equity Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund held 2, 2, 7 and 2 equity-linked structured notes, respectively, at July 31, 2013.

Forward Currency Contracts: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

The following forward currency contracts were held at July 31, 2013:

International Real Estate Equity Fund

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Loss
Contracts Sold:
Japanese Yen	10/30/13	950,000,000	JPY	$9,687,136	$9,707,388	$(20,252)

					$9,707,388	$(20,252)

Cyclical Advantage Property Fund

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Loss
Contracts Sold:
Japanese Yen	10/30/13	350,000,000	JPY	$3,568,945	$3,576,406	$(7,461)

					$3,576,406	$(7,461)

Global Infrastructure Fund

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Euro	08/07/13	1,700,000	EUR	$2,225,623	$2,261,632	$(36,009)
Euro	08/07/13	2,000,000	EUR	2,609,960	2,660,743	(50,783)
Euro	08/07/13	5,500,000	EUR	7,435,670	7,317,044	118,626

					$12,239,419	$31,834

Transactions with Affiliates: The following issuers are affiliated with the International Real Estate Equity Fund; that is, the Fund held 5% or more of the outstanding voting securities during the period ended July 31, 2013. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Shares at October 31, 2012	Purchases	Sales	Shares at July 31, 2013	Value at July 31, 2013	Realized Loss
Yatra Capital, Ltd.	1,443,695	-	117,864	1,325,831	$5,688,316	$(1,025,080)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 26, 2013

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   September 26, 2013

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.